As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Marc L. Collins, Secretary
Dow Target Variable Fund LLC
One Financial Way
Cincinnati, Ohio 45242
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The DowSM Target Variable Fund LLC
DowSM Target 10 - First Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 99.4%	Shares	Value
Automobiles - 8.4%
General Motors Corp.	6,342	$194,129

Chemicals - 8.8%
E.I. Du Pont de Nemours & Co.	5,207	203,958

Diversified Financial Services - 20.1%
Citigroup, Inc.	5,320	242,166
JPMorgan Chase & Co.	6,520	221,224
		463,390

Diversified Telecommunication Services - 19.1%
SBC Communications, Inc.	9,872	236,632
Verizon Communications, Inc.	6,254	204,443
		441,075

Industrial Conglomerates - 10.2%
General Electric Co.	6,985	235,185

Pharmaceuticals - 19.5%
Merck & Co., Inc.	7,924	215,612
Pfizer, Inc.	9,368	233,919
		449,531

Tobacco - 13.3%
Altria Group, Inc.	4,146	305,602

Total Common Stocks (Cost $2,457,784)		$2,292,870

	Face	Fair
Repurchase Agreements - 0.4%	Amount	Value
US Bank 2.750% 10/03/05	$ 10,000	$10,000
Repurchase price $10,002
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $10,200

Total Repurchase Agreements (Cost $10,000)		$10,000

Total Investments - 99.8% (Cost $2,467,784) (a)		$2,302,870
Other Assets in Excess of Liabilities - 0.2%		4,095
Total Net Assets - 100.0%		$2,306,965

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Second Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 10.7%
General Motors Corp.	11,076	$339,036

Beverages - 10.6%
The Coca-Cola Co.	7,789	336,407

Chemicals - 7.9%
E.I. Du Pont de Nemours & Co.	6,391	250,336

Diversified Financial Services - 20.5%
Citigroup, Inc.	7,275	331,158
JPMorgan Chase & Co.	9,346	317,110
		648,268

Diversified Telecommunication Services - 19.9%
SBC Communications, Inc.	13,787	330,474
Verizon Communications, Inc.	9,226	301,598
		632,072

Pharmaceuticals - 18.4%
Merck & Co., Inc.	10,074	274,114
Pfizer, Inc.	12,432	310,427
		584,541

Tobacco - 11.6%
Altria Group, Inc.	5,002	368,697

Total Common Stocks (Cost $3,405,779)		$3,159,357

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
US Bank 2.75% 10/03/05	$ 5,000	$5,000
Repurchase price $5,001
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $5,100

Total Repurchase Agreements (Cost $5,000)		$5,000

Total Investments - 99.8% (Cost $3,410,779) (a)		$3,164,357
Other Assets in Excess of Liabilities - 0.2%		7,124
Total Net Assets - 100.0%		$3,171,481

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Third Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 99.5%	Shares	Value
Automobiles - 9.3%
General Motors Corp.	9,328	$285,530

Beverages - 10.6%
The Coca-Cola Co.	7,596	328,071

Chemicals - 9.4%
E.I. Du Pont de Nemours & Co.	7,374	288,840

Diversified Financial Services - 20.0%
Citigroup, Inc.	6,856	312,085
JPMorgan Chase & Co.	8,980	304,691
		616,776

Diversified Telecommunication Services - 20.1%
SBC Communications, Inc.	13,351	320,024
Verizon Communications, Inc.	9,177	299,996
		620,020

Pharmaceuticals - 18.4%
Merck & Co., Inc.	10,296	280,154
Pfizer, Inc.	11,500	287,155
		567,309

Tobacco - 11.7%
Altria Group, Inc.	4,905	361,548

Total Common Stocks (Cost $3,227,777)		$3,068,094

	Face	Fair
Repurchase Agreements - 1.8%	Amount	Value
US Bank 2.75% 10/03/05	$ 57,000	$57,000
Repurchase price $57,013
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $58,140

Total Repurchase Agreements (Cost $57,000)		$ 57,000

Total Investments - 101.3% (Cost $3,284,777) (a)		$3,125,094
Liabilities in Excess of Other Assets - (1.3)%		(40,906)
Total Net Assets - 100.0%		$3,084,188

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Fourth Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 7.4%
General Motors Corp.	4,344	$132,970

Beverages - 11.0%
The Coca-Cola Co.	4,607	198,976

Chemicals - 9.4%
E.I. Du Pont de Nemours & Co.	4,313	168,940

Diversified Financial Services - 19.3%
Citigroup, Inc.	4,182	190,365
JPMorgan Chase & Co.	4,642	157,503
		347,868

Diversified Telecommunication Services - 17.9%
SBC Communications, Inc.	7,111	170,451
Verizon Communications, Inc.	4,685	153,153
		323,604

Industrial Conglomerates - 10.2%
General Electric Co.	5,493	184,949

Pharmaceuticals - 8.4%
Merck & Co., Inc.	5,593	152,186

Tobacco - 16.0%
Altria Group, Inc.	3,923	289,164

Total Common Stocks (Cost $1,848,652)		$1,798,657

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
US Bank 2.75% 10/03/05	$ 4,000	$4,000
Repurchase price $4,001
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $4,080

Total Repurchase Agreements (Cost $4,000)		$4,000

Total Investments - 99.8% (Cost $1,852,652) (a)		$1,802,657
Other Assets in Excess of Liabilities - 0.2%		4,084
Total Net Assets - 100.0%		$1,806,741

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - First Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 101.2%	Shares	Value
Diversified Financial Services - 19.6%
JPMorgan Chase & Co.	6,641	$225,329

Diversified Telecommunication Services - 21.0%
SBC Communications, Inc.	10,051	240,923

Industrial Conglomerates - 20.8%
General Electric Co.	7,112	239,461

Pharmaceuticals - 39.8%
Merck & Co., Inc.	8,068	219,530
Pfizer, Inc.	9,542	238,264
		457,794

Total Common Stocks (Cost $1,198,793)		$1,163,507

	Face	Fair
Repurchase Agreements - 0.4%	Amount	Value
US Bank 2.75% 10/03/05	$ 5,000	$5,000
Repurchase price $5,001
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $5,100

Total Repurchase Agreements (Cost $5,000)		$5,000

Total Investments - 101.6% (Cost $1,203,793) (a)		$1,168,507
Liabilities in Excess of Other Assets - (1.6)%		(19,043)
Total Net Assets - 100.0%		$1,149,464

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Second Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 101.6%	Shares	Value
Automobiles - 21.9%
General Motors Corp.	7,124	$218,066

Diversified Financial Services - 20.5%
JPMorgan Chase & Co.	6,015	204,089

Diversified Telecommunication Services - 21.4%
SBC Communications, Inc.	8,869	212,590

Pharmaceuticals - 37.8%
Merck & Co., Inc.	6,479	176,293
Pfizer, Inc.	7,997	199,685
		375,978

Total Common Stocks (Cost $1,086,083)		$1,010,723

	Face	Fair
Repurchase Agreements - 0.4%	Amount	Value
US Bank 2.75% 10/03/05	$ 4,000	$4,000
Repurchase price $4,001
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $4,080

Total Repurchase Agreements (Cost $4,000)		$4,000

Total Investments - 102.0% (Cost $1,090,083) (a)		$1,014,723
Liabilities in Excess of Other Assets - (2.0)%		(19,373)
Total Net Assets - 100.0%		$995,350

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Third Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 100.4%	Shares	Value
Automobiles - 19.4%
General Motors Corp.	5,558	$170,130

Diversified Telecommunication Services - 42.3%
SBC Communications, Inc.	7,959	190,777
Verizon Communications, Inc.	5,469	178,782
		369,559
Pharmaceuticals - 38.7%
Merck & Co., Inc.	6,136	166,961
Pfizer, Inc.	6,854	171,144
		338,105

Total Common Stocks (Cost $952,514)		$877,794

	Face	Fair
Repurchase Agreements - 0.9%	Amount	Value
US Bank 2.75% 10/03/05	$ 8,000	$8,000
Repurchase price $8,002
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $8,160

Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments - 101.3% (Cost $960,514) (a)		$885,794
Liabilities in Excess of Other Assets - (1.3)%		(11,755)
Total Net Assets - 100.0%		$874,039

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Fourth Quarter Portfolio
September 30, 2005 (Unaudited)

		Fair
Common Stocks - 101.4%	Shares	Value
Beverages - 23.3%
The Coca-Cola Co.	5,505	$237,761

Diversified Financial Services - 18.5%
JPMorgan Chase & Co.	5,548	188,244

Diversified Telecommunication Services - 37.9%
SBC Communications, Inc.	8,497	203,673
Verizon Communications, Inc.	5,599	183,031
		386,704

Industrial Conglomerates - 21.7%
General Electric Co.	6,565	221,044

Total Common Stocks (Cost $1,040,290)		$1,033,753

	Face	Fair
Repurchase Agreements - 0.1%	Amount	Value
US Bank 2.75% 10/03/05	$ 1,000	$1,000
Repurchase price $1,000
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $1,020

Total Repurchase Agreements (Cost $1,000)		$1,000

Total Investments - 101.5% (Cost $1,041,290) (a)		$1,034,753
Liabilities in Excess of Other Assets - (1.5)%		(15,256)
Total Net Assets - 100.0%		$1,019,497

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The Dow SM Target Variable Fund LLC
Notes to the Schedule of Investments
September 30, 2005 (Unaudited)

(1) Basis of Presentation and Significant Accounting Policies

The Dow Target Variable Fund LLC (the “Fund”) is an open-end investment company. Its “Dow Target 10” Portfolios are 4 non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (the “Dow”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio’s annual term. This is often called “the Dow 10” strategy. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are 4 non-diversified portfolios of common stock of the five Dow companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios’ annual term.

The Fund’s objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLIC’s separate accounts as an investment option for their variable annuity contracts.

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Repurchase Agreements

Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments in each Portfolio as of September 30, 2005 were as follows:

	Dow 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation Appreciation	$158,979	$159,290	$160,250	$144,718
Depreciation Depreciation	(323,893)	(405,712)	(319,933)	(194,713)
Net Unrealized:
Appreciation (Depreciation)	($164,914)	($246,422)	($159,683)	($49,995)

	Dow 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation Appreciation	$69,482	$17,827	$2,666	$57,416
Depreciation Depreciation	(104,768)	(93,187)	(77,386)	(63,953)
Net Unrealized:
Appreciation (Depreciation)	($35,286)	($75,360)	($74,720)	($6,537)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow Target Variable Fund LLC

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date:  November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date: November 28, 2005

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date: November 28, 2005